Related Party Loans Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Related Party Loans Payable

Note 4 – Related Party Loans Payable

Bridge Loan

In April 2023, the Company entered into a non-interest bearing, non-convertible promissory note with HCWG LLC (the “Bridge Loan”). Borrowings under the Bridge Loan carry a 50% (or 1 times cash amounts borrowed) original issue discount (“OID”) on principal and through subsequent amendments the maximum cash borrowing was increased to $10,000,000. The outstanding amounts under this Bridge Loan were payable at the earlier of the date the Company completes an IPO or December 4, 2024 (the “Maturity Date”).

On June 14, 2024, the Company reached an agreement with HCWG LLC to convert the outstanding principal and interest on the Bridge Loan into 979,039 shares of common stock. As a result of this conversion, the Bridge Loan was terminated and is no longer available to the Company for borrowing. The Company has a receivable due from HCWG LLC totaling $138,247 which is recorded within prepaid expenses and other on the condensed consolidated balance sheet at September 30, 2025 and December 31, 2024, respectively.

Through June 30, 2024, the Company had received under the Bridge Loan an aggregate of $7,116,335. The OID was recognized ratably over the term of each draw-down under the Bridge Loan through the Maturity Date unless settled earlier, at which point the accretion is accelerated. Accretion of the OID for nine months ended September 30, 2024, amounted to $1,387,493, which is included in interest expense in the accompanying condensed consolidated statement of operations.

For the Year Ended December 31, 2024
Bridge loan – carrying value

Balance – January 1, 2024	$9,802,697
Borrowings	1,368,422
OID	1,368,422
Repayments	(791,077)
Total principal outstanding before conversion	11,748,464
Conversion to common stock (June, 14, 2024)	(11,748,464)
Principal outstanding – December 31, 2024	$-

Advances from Executive Chairman

In February 2025, our Executive Chairman advanced the Company approximately $300,000. The advances carry a 50% (or 1 times amounts borrowed) original issue discount (“OID”) on the principal. On March 10, 2025, the advance and 1x interest was repaid. Interest expense in the amount of $300,000 is included in the condensed consolidated statement of operations as interest expense – related parties for the nine months ended September 30, 2025.

NEONC TECHNOLOGIES HOLDINGS, INC.
Related Party Loans Payable

Note 4 – Related Party Loans Payable

Note Payable

In 2023, the Company issued $50,000 of convertible notes to a shareholder due August 30, 2024 (“Note”). The Note bears interest at 2% per annum. This Note and all accrued interest thereon is convertible, at the option of the noteholder, into the class and series of equity securities (“Conversion Stock”) that is sold by the Company in its next issuance of equity securities in a Financing Transaction (as defined below), consummated after the issuance date of the note. A Financing Transaction is a sale, other than an initial public offering (“IPO”), of equity securities by the Company to investors for cash. The Financing Transaction does not include the issuance of stock, options, or warrants to service providers in connection with the rendition of such services or to third parties in connection with the contribution of non-cash assets to the Company. The number of shares of Conversion Stock to be issued to the noteholder upon such conversion shall be equal to the quotient obtained by dividing (i) the entire principal amount of this Note plus accrued interest by (ii) the Financing Transaction Conversion Price (as defined below). The Financing Transaction Conversion Price shall be equal to seventy-five percent (75%) of the price paid for one share of Conversion Stock by the investors in the Financing Transaction. The entire principal amount of and accrued interest on this Note shall automatically be converted, without further action on the part of the noteholder or the Company, into the class and series of stock issued by the Company, at the closing of an IPO. The number of shares of stock to be issued to the holder upon such conversion shall be equal to the quotient obtained by dividing (i) the entire principal amount of this Note plus accrued interest by (ii) the IPO Conversion Price (as defined in the Note). On January 31, 2024, the Note was assigned to HCWG LLC (an entity owned by certain shareholders, directors, and officers of the Company). Additionally, as part of the assignment, the Note was amended to increase the principal balance to $62,500, amend the maturity date to the date that the Company completes its initial public offering, and the Note was subordinated to the Bridge Loan (defined below).

The Company has elected to account for the Note under the fair value option (See Note 2). The fair value of the Note (classified within Level 3 of the fair value hierarchy) approximated the face amount of $50,000 at both December 31, 2024 and 2023. As such, no adjustment was made to the carrying value of the Note.

On June 30, 2024, the Company and noteholder entered an agreement with HCWG LLC to assume the Note. As part of the agreement, an outstanding interest of $2,250 at the time of the assignment, plus an additional interest charge of $10,250 upon assignment of the loan, was converted to principal, for a total principal balance of $62,500. The additional interest of $10,250 is recorded as an interest expense in the accompanying consolidated statement of operations. On July 23, 2024, the note was converted into 5,208 shares of common stock.

Bridge Loan

In April 2023, the Company entered into a non-interest bearing, non-convertible promissory note with HCWG LLC (the “Bridge Loan”). Borrowings under the Bridge Loan carry a 50% (or 1 times cash amounts borrowed) original issue discount (“OID”) on principal and through subsequent amendments the maximum cash borrowing was increased to $10,000,000 at December 4, 2023. The outstanding amounts under this Bridge Loan were payable at the earlier of the date the Company completes an IPO or December 4, 2024, (the “Maturity Date”).

Through December 31, 2024 and 2023, the Company had received under the Bridge Loan an aggregate of $7,337,408 and $5,968,987, respectively. The OID was recognized ratably over the term of each draw-down under the Bridge Loan through the Maturity Date unless settled earlier, at which point the accretion is accelerated. Accretion of the OID for the year ended December 31, 2024 and 2023, amounted to $2,557,055 and 2,721,747, respectively, and are included in interest expense in the accompanying consolidated statement of operations. Summary of the bridge loan activity for the years ended December 31, 2024 and 2023, respectively, is as follows:

	For the year ended December 31, 2024	For the year ended December 31, 2023
Bridge loan - rollforward

Principal outstanding	$9,802,697	$-
Borrowings	1,368,422	5,968,987
OID	1,368,422	5,968,987
Repayments	(791,077)	(2,135,277)
Total principal outstanding before conversion	11,748,464	9,802,697
Conversion to common stock	(11,748,464)	-
Principal; outstanding	$-	$9,802,697

For the year ended December 31, 2023
Bridge loan

Principal Outstanding	$9,802,697
Less: Unrecognized OID	(3,247,240)
Total:	$6,555,457

On June 14, 2024, the Company reached an agreement with HCWG LLC to convert the outstanding principal and interest on the Bridge Loan totaling $11,748,464 to 979,039 shares of common stock at $12 per share. The fair value of the common stock issued for the conversions was valued based upon the pricing from a recent financing round which was $12 a share. The difference between the carrying value of the debt as of the date of the extinguishment of $9,678,541 and the fair value of the shares issued to settle to the debt as of the date of the extinguishment of $11,748,464 is recorded as a loss on extinguishment. As a result of this conversion, the Bridge Loan was terminated and is no longer available to the Company for borrowing.

The Company has a receivable due from HCWG LLC totaling $148,705 which is recorded within prepaid expenses and other on the consolidated balance sheet at December 31, 2024.